Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,518,750.00
Previously Paid Amount	0.00
Total Fee Amount	33,768.04
Total Offset Amount	0.00
Net Fee	$ 33,768.04